   As filed with the Securities and Exchange Commission on October 11, 1995
                                                  1933 Act File No. 2-54607
                                                 1940 Act File No. 811-2594

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 ------------------
                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 27
                                       AND
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 23

                               MFS SERIES TRUST IV
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

              Registrant's Telephone Number, Including Area Code: 617-954-5000
                  Stephen E. Cavan, Massachusetts Financial Services Company
                    500 Boylston Street, Boston, Massachusetts 02116
                         (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)

         |X| immediately upon filing pursuant to paragraph (b) |_| on [DATE] pursuant to paragraph (b)
         |_| 60 days after filing pursuant to paragraph (a)(i) |_| on March 1, 1995 pursuant to paragraph (a)(i)
         |_| 75 days after filing pursuant to paragraph (a)(ii) |_| on [DATE] pursuant to paragraph (a)(ii) of rule 485.

         If appropriate, check the following box:

         |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 24f-2, the Registrant has registered an indefinite number of its shares of Beneficial Interest (without par value), under the Securities Act of 1933. The Registrant filed a Rule 24f-2 Notice on behalf of all its series with respect to its fiscal year ended August 31, 1994 on October 31, 1994 and will file a Rule 24f-2 Notice with respect to its fiscal year ended August 31, 1995 on or about October 31, 1995.

                                     PART C


ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS

                  FOR MFS MUNICIPAL BOND FUND

                  (A)    FINANCIAL STATEMENTS INCLUDED IN PART A:
                            For the ten years ended October 31, 1993 and for the period ended November 1, 1993 to August 31,
                             1994:

                                 Financial Highlights*

                         FINANCIAL STATEMENTS INCLUDED IN PART B:
                             At August 31, 1994:
                                 Statement of Assets and Liabilities*
                                 Portfolio of Investments*

                             For the two years ended August 31, 1994:
                                 Statement of Changes in Net Assets*

                             For the year ended August 31, 1994:
                                 Statement of Operations*
--------------------------
*    Incorporated   herein  by  reference  to  the  Fund's   Annual   Report  to
     Shareholders dated August 31, 1994, filed with the SEC on October 31, 1994.

               FOR MFS MONEY MARKET FUND AND MFS GOVERNMENT MONEY MARKET FUND

                  (A)    FINANCIAL STATEMENTS INCLUDED IN PART A:

                             For the ten years ended October 31, 1993 and for the ten months ended August 31, 1994:

                                 Financial Highlights*

                         FINANCIAL STATEMENTS INCLUDED IN PART B:

                             At August 31, 1994:
                                 Statement of Assets and Liabilities*
                                 Portfolio of Investments*

                             For the two years ended August 31, 1994:
                                 Statement of Changes in Net Assets*

                             For the year ended August 31, 1994:
                                 Statement of Operations*
-----------------------------
*    Incorporated   herein  by  reference  to  the  Fund's   Annual   Report  to
     Shareholders dated August 31, 1994, filed with the SEC on October 31, 1994.

                  FOR MFS OTC FUND

                  (A)    FINANCIAL STATEMENTS INCLUDED IN PART A:
                             For the period from commencement of investment operations on December 1, 1993 to August 31, 1994:

                                 Financial Highlights*

                         FINANCIAL STATEMENTS INCLUDED IN PART B:
                             At August 31, 1994:
                                 Statement of Assets and Liabilities*
                                 Portfolio of Investments*

                             For the period from commencement of investment operations, December 1, 1993 to August 31, 1994:
                                 Statement of Changes in Net Assets*

                             For the period from commencement of investment operations, December 1, 1993 to August 31, 1994:
                                 Statement of Operations*
-----------------------------
* Incorporated herein by reference to the Fund's Annual Report to Shareholders dated August 31, 1994, filed with the SEC on October 31, 1994.

                  (B)    EXHIBITS

                          1 Amended and Restated Declaration of Trust, dated January 19, 1995. (1)

                          2 Amended and Restated By-Laws, dated December 21, 1994. (1)

                          3  Not Applicable.

                          4 Form of Share Certificate for Class A, Class B and Class C Shares. (3)

                          5  (a) Investment  Advisory  Agreement  by and
                                 between Massachusetts Cash Management Trust on behalf of MFS Money Market Fund and MFS Government Money Market Fund, dated May 20, 1982 and amended and restated August 1, 1993. (1)

                             (b) Investment Advisory Agreement for MFS
                                 Municipal Bond Fund, dated September 1,
                                 1993.(1)

                             (c) Investment Advisory Agreement for MFS OTC Fund,
                                 dated October 20, 1993.  (1)

                          6  (a) Distribution Agreement between the Trust and
                                 MFS Fund Distributors, Inc., dated January 1, 1995. (1)

                             (b) Dealer Agreement between MFS Fund Distributors,
                                 Inc. ("MFD"), and a dealer, dated December 28, 1994 and the Mutual Fund Agreement between MFD and a bank or NASD affiliate, dated December 28, 1994. (2)

                          7 Retirement Plan for Non-Interested Person Trustees, dated January 1, 1991. (1)

                          8 (a) Custodian Agreement between Registrant and State Street Bank and Trust Company, dated April 25, 1988; filed herewith.

                            (b) Amendment to Custodian Contract, dated April 25, 1988; filed herewith.

                            (c)  Amendment to Custodian Contract, dated
                                 October 1, 1989; filed herewith.

                            (d)  Amendment to Custodian Contract, dated
                                 September 17, 1991; filed herewith.

                            (e)  Custodian Agreement between MFS Series Trust
                                 IV on behalf of MFS OTC Fund and Investors
                                 Bank & Trust Company dated October 20, 1993.(1)

                         9  (a)  Shareholder Servicing Agent Agreement, dated
                                 August 1, 1985.  (1)

                            (b) Amendment to Shareholder Servicing Agent Agreement dated July 20, 1994. (1)

                            (c)  Exchange Privilege Agreement, dated
                                 February 8, 1989 as amended through September 1, 1993. (3)

                            (d) Loan Agreement among MFS Borrowers and The First National Bank of Boston dated as of September 29, 1989, as amended through and including the Second Amendment dated
                                 April 21, 1994.  (4)

                           (e) Dividend Disbursing Agent Agreement dated February 1, 1986. (3)

                        10 Consent and Opinion of Counsel filed with Registrant's Rule 24f-2 Notice for the fiscal year ended August 31, 1994 on October 31, 1994.

                        11       Consent of Deloitte & Touche.  (1)

                        12       Not Applicable.

                        13       Not Applicable.

                        14 (a) Forms for Individual Retirement Account Disclosure Statement as currently in effect. (5)

                           (b) Forms 403(b) Custodial Account Agreement as currently in effect. (5)

                           (c)   Forms for MFS Prototype Paired Defined
                                 Contribution Plans as Trust Agreement
                                 as currently in effect.  (5)

                        15 (a) Distribution Plan for Class B Shares of MFS Municipal Bond Fund, dated
                                 September 1, 1993.  (1)

                           (b) Distribution Plan for Class A Shares of MFS OTC Fund, dated December 21, 1994. (1)

                           (c) Distribution Plan for Class B Shares of MFS OTC Fund, dated December 21, 1994. (1)

                           (d) Distribution Plan for Class C Shares of MFS OTC Fund, dated December 21, 1994. (1)

                        16 (a) Schedule for Computation of Performance Quotations for MFS Money Market Fund and MFS Government Money Market Fund - Seven-Day Yield Calculation. (1)

                           (b) Schedule for Computation of Performance Quotations for MFS Municipal Bond Fund - Yield, Tax-Equivalent Yield, Distribution Rate and Average Annual Total Return. (1)

                           (c) Schedule for Computation of Performance Quotations for MFS OTC Fund - Average Annual Total Return. (1)

                        17 Financial Data Schedules for each class of each series. (1)

                Power of Attorney, dated September 21, 1994. (1)
-----------------------------
(1)   Incorporated by reference to the Registrant's Post-Effective Amendment
      No. 26 filed with the SEC via EDGAR on February 28, 1995.
(2) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 26 filed with the SEC via EDGAR on February 22, 1995.
(3) Incorporated by reference to MFS Municipal Series Trust (File Nos.2-92915 and 811-4096) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on July 28, 1995.
(4) Incorporated by reference to Amendment No. 8 on Form N-2 for MFS Municipal Income Trust (File No. 811-4841) filed with the SEC via EDGAR on February 28, 1995.
(5) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 32 filed with the SEC via EDGAR on August 28, 1995.


 ITEM 25.         PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Not applicable.

 ITEM 26.         NUMBER OF HOLDERS OF SECURITIES

                  FOR MFS MONEY MARKET FUND

                   (1)                                             (2)
            TITLE OF CLASS                             NUMBER OF RECORD HOLDERS

            Class A Shares of Beneficial Interest                 34,055
                 (without par value)                   (as of August 31, 1995)

                  FOR MFS GOVERNMENT MONEY MARKET FUND

                   (1)                                             (2)
             TITLE OF CLASS                            NUMBER OF RECORD HOLDERS

             Class A Shares of Beneficial Interest               2,014
                 (without par value)                   (as of August 31, 1995)

                  FOR MFS MUNICIPAL BOND FUND

                   (1)                                            (2)
             TITLE OF CLASS                            NUMBER OF RECORD HOLDERS

             Class A Shares of Beneficial Interest              47,922
                 (without par value)                  (as of August 31, 1995)

             Class B Shares of Beneficial Interest             2,095
                 (without par value)                  (as of August 31, 1995)

                  FOR MFS OTC FUND

                   (1)                                           (2)
             TITLE OF CLASS                           NUMBER OF RECORD HOLDERS

             Class A Shares of Beneficial Interest             2,846
                (without par value)                  (as of August 31, 1995)

             Class B Shares of Beneficial Interest             6,068
                (without par value)                  (as of August 31, 1995)

             Class C Shares of Beneficial Interest               282
                (without par value)                  (as of August 31, 1995)

 ITEM 27.         INDEMNIFICATION

     The Trustees and officers of the Trust and the personnel of the Trust's investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. The Trust and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

     Reference is hereby made to (a) Article V of the Trust's Declaration of Trust, and (b) Section 9 of the Shareholder Servicing Agent Agreement both incorporated by reference to Post-Effective Amendment No. 26, filed with the SEC on February 28, 1995.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds: Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has three series: MFS Managed Sectors Fund, MFS Cash Reserve Fund and MFS World Asset Allocation Fund), MFS Series Trust II (which has four series: MFS Emerging Growth Fund, MFS Capital Growth Fund, MFS Intermediate Income Fund and MFS Gold & Natural Resources Fund), MFS Series Trust III (which has two series: MFS High Income Fund and MFS Municipal High Income Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS OTC Fund), MFS Series Trust V (which has two series:
MFS Total Return Fund and MFS Research Fund), MFS Series Trust VI (which has three series: MFS World Total Return Fund, MFS Utilities Fund and MFS World Equity Fund), MFS Series Trust VII (which has two series: MFS World Governments Fund and MFS Value Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS World Growth Fund), MFS Series Trust IX (which has three series: MFS Bond Fund, MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund), MFS Series Trust X (which has four series: MFS Government Mortgage Fund, MFS/Foreign & Colonial Emerging Markets Equity Fund, MFS/Foreign and Colonial International Growth Fund and MFS/Foreign and Colonial International Growth & Income Fund), and MFS Municipal Series Trust (which has 19 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Louisiana Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Texas Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS Washington Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund) (the "MFS Funds"). The principal business address of each of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

     MFS also serves as investment  adviser of the following  no-load,  open-end
Funds: MFS Institutional Trust ("MFSIT") (which has seven series), MFS Variable Insurance Trust ("MVI") (which has twelve series) and MFS Union Standard Trust ("UST") (which has two series). The principal business address of each of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

     In addition,  MFS serves as investment adviser to the following  closed-end
Funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

     Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL"), Sun Growth Variable Annuity Funds, Inc. ("SGVAF"), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account. The principal business address of each is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

     MFS International Ltd. ("MIL"), a limited liability company organized under the laws of the Republic of Ireland and a subsidiary of MFS, whose principal business address is 41-45 St. Stephen's Green, Dublin 2, Ireland, serves as investment adviser to and distributor for MFS International Fund (which has four portfolios: MFS International Funds-U.S. Equity Fund, MFS International Funds-U.S. Emerging Growth Fund, MFS International Funds-International Government Fund and MFS International Funds-Charter Income Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg.

     MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Government Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian World Growth Fund, MFS Meridian Money Market Fund, MFS Meridian World Total Return Fund and MFS Meridian U.S. Equity Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

     MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is 4 John Carpenter Street, London, England ED4Y 0NH, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

     MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI, UST and MFSIT.

     Clarendon Insurance Agency, Inc. ("CIAI"), a wholly owned subsidiary of MFS, serves as distributor for certain life insurance and annuity contracts issued by Sun Life Assurance Company of Canada (U.S.).

     MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT, MVI and UST.

     MFS Asset Management, Inc. ("AMI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

     MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

                  MFS

     The Directors of MFS are A. Keith Brodkin, Jeffrey L. Shames, Arnold D. Scott, John R. Gardner and John D. McNeil. Mr. Brodkin is the Chairman, Mr. Shames is the President, Mr. Scott is a Senior Executive Vice President and Secretary, Bruce C. Avery, William S. Harris, William W. Scott, Jr., and Patricia A. Zlotin are Executive Vice Presidents, James E. Russell is a Senior Vice President and the Treasurer, Stephen E. Cavan is a Senior Vice President, General Counsel and an Assistant Secretary, Joseph W. Dello Russo is a Senior Vice President and Chief Financial Officer, Robert T. Burns is a Vice President and an Assistant Secretary of MFS, and Mary Kay Doherty is a Vice President and Assistant Treasurer.

                  MASSACHUSETTS INVESTORS TRUST
                  MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                  MFS GROWTH OPPORTUNITIES FUND
                  MFS GOVERNMENT SECURITIES FUND
                  MFS SERIES TRUST I
                  MFS SERIES TRUST V
                  MFS SERIES TRUST VI
                  MFS SERIES TRUST X
                  MFS GOVERNMENT LIMITED MATURITY FUND

     A. Keith Brodkin is the Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Vice President of MFS, is the Assistant Treasurer, James R. Bordewick, Jr., Vice President and Associate General Counsel of MFS, is the Assistant Secretary.

                  MFS SERIES TRUST II

     A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary,
W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS GOVERNMENT MARKETS INCOME TRUST
                  MFS INTERMEDIATE INCOME TRUST

     A. Keith Brodkin is the Chairman and President, Patricia A. Zlotin, Executive Vice President of MFS and Leslie J. Nanberg, Senior Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS SERIES TRUST III

     A. Keith Brodkin is the Chairman and President, James T. Swanson, Robert J. Manning, Cynthia M. Brown and Joan S. Batchelder, Senior Vice Presidents of MFS, Bernard Scozzafava, Vice President of MFS, and Matthew Fontaine, Assistant Vice President of MFS, are Vice Presidents, Sheila Burns-Magnan and Daniel E. McManus, Assistant Vice Presidents of MFS, are Assistant Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS SERIES TRUST IV
                  MFS SERIES TRUST IX

     A. Keith Brodkin is the Chairman and President, Robert A. Dennis and Geoffrey L. Kurinsky, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS SERIES TRUST VII

     A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg and Stephen C. Bryant, Senior Vice Presidents of MFS, are Vice Presidents, Stephen
E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS SERIES TRUST VIII

     A. Keith Brodkin is the Chairman and President,  Jeffrey L. Shames,  Leslie
J. Nanberg, Patricia A. Zlotin, James T. Swanson and John D. Laupheimer, Jr., Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary,
W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS MUNICIPAL SERIES TRUST

     A. Keith Brodkin is the Chairman and President, Cynthia M. Brown and Robert
A. Dennis are Vice Presidents,  David B. Smith,  Geoffrey L. Schechter and David
R. King, Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS VARIABLE INSURANCE TRUST
                  MFS UNION STANDARD TRUST
                  MFS INSTITUTIONAL TRUST

     A. Keith Brodkin is the Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS MUNICIPAL INCOME TRUST

     A. Keith Brodkin is the Chairman and President, Cynthia M. Brown and Robert
J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS MULTIMARKET INCOME TRUST
                  MFS CHARTER INCOME TRUST

     A. Keith Brodkin is the Chairman and President,  Patricia A. Zlotin, Leslie
J. Nanberg and James T. Swanson are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Vice President of MFS, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

                  MFS SPECIAL VALUE TRUST

     A. Keith Brodkin is the Chairman and President, Jeffrey L. Shames, Patricia
A. Zlotin and Robert J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, and James O. Yost, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

                  SGVAF

     W. Thomas London is the Treasurer.

                  MIL

     A. Keith Brodkin is a Director and the Chairman, Arnold D. Scott and Jeffrey L. Shames are Directors, Ziad Malek, Senior Vice President of MFS, is the President, Thomas J. Cashman, Jr., a Senior Vice President of MFS, is a Senior Vice President, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, James R. Bordewick, Jr. is a Director, Vice President and an Assistant Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo is the Treasurer and James E. Russell is the Assistant Treasurer.

                  MIL-UK

     A. Keith Brodkin is a Director and the Chairman,  Arnold D. Scott,  Jeffrey
L. Shames, and James R. Bordewick, Jr., are Directors, Stephen E. Cavan is a Director and the Secretary, Ziad Malek is the President, Joseph W. Dello Russo is the Treasurer, and Robert T. Burns is the Assistant Secretary.

                  MIL FUND

     A. Keith Brodkin is the Chairman, President and a Director, Richard B. Bailey, John A. Brindle and Richard W. S. Baker are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary, and Ziad Malek is a Senior Vice President.

                  MFS MERIDIAN FUND

     A. Keith Brodkin is the Chairman, President and a Director, Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr., is the Assistant Secretary, James O. Yost is the Assistant Treasurer, and Ziad Malek is a Senior Vice President.

                  MFD

     A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and James E. Russell is the Assistant Treasurer.

                  CIAI

     A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Cynthia Orcott is President, Bruce C. Avery is the Vice President, Joseph W. Dello Russo is the Treasurer, James E. Russell is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

                  MFSC

     A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President of MFS, is Vice Chairman and a Director, Janet A. Clifford is the Executive Vice President, Joseph W. Dello Russo is the Treasurer, James E. Russell is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

                  AMI

     A. Keith Brodkin is the Chairman and a Director, Jeffrey L. Shames, and Arnold D. Scott are Directors, Thomas J. Cashman, Jr., is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, Carol A. Corley, John A. Gee and Brianne Grady are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, James
E. Russell is the Assistant Treasurer and Robert T. Burns is the Secretary.

                  RSI

     William W. Scott, Jr., Joseph A. Recomendes and Bruce C. Avery are Directors, Arnold D. Scott is the Chairman and a Director, Douglas C. Grip, a Senior Vice President of MFS, is the President, Joseph W. Dello Russo is the Treasurer, James E. Russell is the Assistant Treasurer, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary and Sharon A. Brovelli is a Senior Vice President.

          In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

       A. Keith Brodkin       Director,  Sun Life  Assurance  Company  of Canada
                              (U.S.),  One  Sun  Life  Executive  Park,
                              Wellesley  Hills,  Massachusetts
                              Director,  Sun Life  Insurance  and Annuity
                              Company of New York,  67 Broad Street, New York,
                              New York

       John R. Gardner        President and a  Director,  Sun Life Assurance
                              Company   of  Canada, Sun Life Centre,  150
                              King   Street   West, Toronto, Ontario,
                              Canada  (Mr.  Gardner is  also  an  officer
                              and/or   Director  of various  subsidiaries
                              and affiliates of Sun Life)

       John D. McNeil         Chairman, Sun Life Assurance Company of Canada,
                              Sun Life Centre, 150 King Street West, Toronto,
                              Ontario, Canada (Mr. McNeil is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

       Joseph W. Dello Russo  Director of Mutual Fund Operations, The Boston
                              Company, Exchange Place, Boston, Massachusetts (until August, 1994)

ITEM 29.          DISTRIBUTORS

                  (a)    Reference is hereby made to Item 28 above.

                  (b) Reference is hereby made to Item 28 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

                  (c)    Not applicable.

ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                               NAME                                ADDRESS

            Massachusetts Financial Services            500 Boylston Street
              Company (investment adviser)              Boston, MA  02116

            MFS Fund Distributors, Inc.                 500 Boylston Street
              (principal underwriter)                   Boston, MA  02116

            State Street Bank and                       State Street South
              Trust Company (custodian)                 5 - West
                                                        North Quincy, MA  02171

            MFS Service Center, Inc.                    500 Boylston Street
              (transfer agent)                          Boston, MA  02116

ITEM 31.          MANAGEMENT SERVICES

                  Not applicable.

ITEM 32.          UNDERTAKINGS

                  (a)    Not applicable.

                  (b)    Not applicable.

                  (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders upon request and without charge.

                  (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions set forth in Item 27 of this Part C, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being Registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 6th day of October, 1995.

                                               MFS SERIES TRUST IV


                                               By:      JAMES R. BORDEWICK, JR.
                                               Name:    James R. Bordewick, Jr.
                                               Title:   Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on October 6, 1995.

        SIGNATURE                                                TITLE


A. KEITH BRODKIN*                      Chairman, President (Principal Executive
A. Keith Brodkin                        Officer) and Trustee


W. THOMAS LONDON*                      Treasurer (Principal Financial Officer
W. Thomas London                        and Principal Accounting Officer)


RICHARD B. BAILEY*                     Trustee
Richard B. Bailey


PETER G. HARWOOD*                      Trustee
Peter G. Harwood


J. ATWOOD IVES*                        Trustee
J. Atwood Ives

LAWRENCE T. PERERA*                    Trustee
Lawrence T. Perera


WILLIAM J. POORVU*                     Trustee
William J. Poorvu


CHARLES W. SCHMIDT*                    Trustee
Charles W. Schmidt


ARNOLD D. SCOTT*                       Trustee
Arnold D. Scott


JEFFREY L. SHAMES*                     Trustee
Jeffrey L. Shames


ELAINE R. SMITH*                       Trustee
Elaine R. Smith


DAVID B. STONE*                        Trustee
David B. Stone


                                          *By:     JAMES R. BORDEWICK, JR.
                                         Name:     James R. Bordewick, Jr.
                                                   as Attorney-in-fact

               Executed by James R. Bordewick, Jr. on behalf of those indicated pursuant to a Power of Attorney dated September 21, 1994, incorporated by reference to the Registrant's Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on February 28, 1995.

                                INDEX TO EXHIBITS


EXHIBIT NO.            DESCRIPTION OF EXHIBIT

  8  (a)           Custodian Agreement between Registrant and State Street Bank and Trust Company, dated April 25, 1988.

     (b)           Amendment to Custodian Contract, dated April 25, 1988.

     (c)           Amendment to Custodian Contract, dated October 1, 1989.

     (d)           Amendment to Custodian Contract, dated September 17, 1991.